Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices.
As noted above, in 2024, we shifted away from the use of stock options as part of our executives’ annual equity award program. Accordingly, in 2024, we did not grant any stock option awards to our NEOs. We did not time
the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for NEO grants in 2024. When we do grant stock options, the exercise price is no less than the closing price of our common stock on the date of the grant.

Award Timing Method	As noted above, in 2024, we shifted away from the use of stock options as part of our executives’ annual equity award program. Accordingly, in 2024, we did not grant any stock option awards to our NEOs.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for NEO grants in 2024.
MNPI Disclosure Timed for Compensation Value	false